Fair Value Measurements (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Summary of financial instruments
Mortgage debt	$ 0	$ 102,688	$ 106,247
Carrying Value
Summary of financial instruments
Mortgage debt	0	102,688
Fair Value | Level 2
Summary of financial instruments
Mortgage debt	$ 0	$ 100,658